GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL
Schedule of changes in the carrying amount of goodwill

	Ador Inc	Ezbuy	Total
Balance at January 1, 2021
Goodwill	$690	$29,055	$29,745
Accumulated impairment loss	—	—	—
	$690	$29,055	$29,745
Effect of exchange rate changes on goodwill	—	695	695
Impairment loss	—	—	—
Balance at December 31, 2021
Goodwill	$690	$29,750	$30,440
Accumulated impairment loss	—	—	—
	$690	$29,750	$30,440
Effect of exchange rate changes on goodwill	—	(2,263)	(2,263)
Impairment loss	—	—	—
Balance at December 31, 2022
Goodwill	$690	$27,487	$28,177
Accumulated impairment loss	—	—	—
	$690	$27,487	$28,177